UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05767

Deutsche Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                     as of February 29, 2016 (Unaudited)

Deutsche Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 142.7%
Arizona 1.3%
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,837,591
California 15.5%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	500,000	483,425
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,150,940
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	1,310,000	1,911,631
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,092,880
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,672,380
California, State General Obligation:
5.0%, 11/1/2043	1,500,000	1,747,755
5.25%, 4/1/2035	1,230,000	1,451,892
5.5%, 3/1/2040	1,000,000	1,158,320
5.75%, 4/1/2031	1,000,000	1,137,230
6.0%, 4/1/2038	1,000,000	1,149,060
6.5%, 4/1/2033	1,950,000	2,276,703
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,199,310
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,332,480
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	211,121
Series A, 5.5%, 12/1/2054	195,000	213,626
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,152,000
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	612,900
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,117,820
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	486,305
		22,557,778
Colorado 2.5%
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	261,442
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	809,879
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	478,412
Series A, 5.0%, 12/1/2035	250,000	275,158
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,198,150
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	669,534
		3,692,575
Connecticut 1.7%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,372,780
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031(PIK)	2,492,767	164,523
		2,537,303
District of Columbia 0.8%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	224,654
Series A, AMT, 5.0%, 10/1/2043	850,000	942,072
		1,166,726
Florida 10.7%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	500,000	595,200
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	470,000	477,144
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	930,000	799,837
Florida, Tolomato Community Development District, Special Assessment:
Series A-2, Step-up Coupon, 0% to 5/1/2017, 6.61% to 5/1/2039	50,000	40,169
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	154,988
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	78,713
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	66,099
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	24,504
5.4%, 5/1/2037	1,530,000	1,531,392
Series 1, 6.55%, 5/1/2027	10,000	10,185
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series A-1, 6.55%, 5/1/2027	170,000	170,847
Series 2015-3, 6.61%, 5/1/2040 *	165,000	2
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	150,000	172,450
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,101,762
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	374,262
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	552,905
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	33,874
Series A, 5.5%, 10/1/2041	3,000,000	3,377,640
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,214,708
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	150,000	163,464
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,731,825
Series A, 5.0%, 7/1/2037	1,590,000	1,796,748
		15,468,719
Georgia 6.3%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,108,620
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	410,674
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	1,145,490
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	2,000,000	2,394,580
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,181,330
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	116,212
Series A, 5.5%, 8/15/2054	180,000	213,745
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,220,000	1,469,892
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,110,390
		9,150,933
Guam 1.8%
Guam, Government General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	1,000,000	1,226,660
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	253,599
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,123,510
		2,603,769
Hawaii 1.7%
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,133,880
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	778,581
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	500,000	568,225
		2,480,686
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	344,891
Illinois 7.8%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041	2,000,000	2,364,120
Chicago, IL, O'Hare International Airport Revenue, Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,096,410
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	2,000,180
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	770,000
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,142,900
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	1,000,970
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	300,000	313,641
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	365,000	436,974
Illinois, State Finance Authority Revenue, OSF Healthcare System, Series A, 5.0%, 11/15/2045	525,000	587,727
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,138,960
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	434,034
		11,285,916
Indiana 4.2%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	525,000	617,500
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,089,940
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	537,450
Indiana, State Finance Authority Revenue, I-69 Development Partners LLC, AMT, 5.25%, 9/1/2034	225,000	257,128
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2037	1,330,000	1,562,071
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	780,000	960,882
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	1,034,820
		6,059,791
Iowa 0.8%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, Prerefunded, 6.5%, 11/15/2027	1,000,000	1,100,100
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	331,800
Kentucky 5.4%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	2,306,540
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	396,715
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,661,904
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,488,260
		7,853,419
Louisiana 1.5%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,075,450
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,000,000	963,560
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	201,764
		2,240,774
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,139,200
Maryland 4.2%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,728,630
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	500,000	597,910
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,112,250
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
Prerefunded, 5.75%, 1/1/2033	1,000,000	1,093,350
Prerefunded, 6.0%, 1/1/2028	1,385,000	1,520,619
		6,052,759
Massachusetts 2.0%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	505,485	2,927
Series A-2, 5.5%, 11/15/2046	101,629	87,935
Series A-1, 6.25%, 11/15/2039	1,903,948	1,858,006
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	978,870
		2,927,738
Michigan 7.8%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	310,145
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,125,230
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,010,640
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	2,013,180
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	775,000	900,232
Series I-A, 5.5%, 10/15/2045	2,000,000	2,325,440
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	205,950
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	102,440
Michigan, State Housing Development Authority Revenue, Berrien Woods III, Series A, AMT, 0.04% **, 7/1/2032, LOC: Citibank NA	1,170,000	1,170,000
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,000,000	1,187,600
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	980,000	984,714
		11,335,571
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,000,000	1,159,900
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	311,720
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	725,000	748,345
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	482,720
		1,542,785
Missouri 2.2%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	2,023,580
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	71,424
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	167,175
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	365,000	380,483
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	477,997
		3,120,659
Nevada 3.7%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: NATL	1,390,000	1,508,150
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	2,081,880
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,806,652
		5,396,682
New Hampshire 1.2%
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,777,230
New Jersey 6.3%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	715,000	787,058
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	620,000	655,786
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	566,990
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	202,334
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,642,320
New Jersey, State Turnpike Authority Revenue, Series E, 5.0%, 1/1/2045	1,015,000	1,154,654
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	4,280,000	3,669,758
Series 1A, 5.0%, 6/1/2041	500,000	431,860
		9,110,760
New York 8.8%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	318,131
Series E, 5.0%, 11/15/2042	305,000	346,581
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	500,000	533,410
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: NATL	8,260,000	8,639,216
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	801,088
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: American Airlines Group	2,000,000	2,077,940
		12,716,366
North Carolina 1.0%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, Prerefunded, 6.25%, 12/1/2033	1,000,000	1,151,740
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	330,000	346,559
		1,498,299
Ohio 1.2%
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,776,915
Oregon 1.2%
Port of Portland, OR, Portland International Airport Revenue, Series 23, 5.0%, 7/1/2038	1,500,000	1,745,370
Pennsylvania 5.0%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	2,000,000	2,420,820
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	357,396
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038	715,000	784,533
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	185,000	167,212
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,825,825
Series C, 5.0%, 12/1/2044	240,000	270,017
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	470,000	471,241
		7,297,044
Puerto Rico 1.7%
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	561,450
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	750,000	309,998
Series A, 6.0%, 8/1/2042	1,000,000	419,510
Series A, 6.375%, 8/1/2039	950,000	402,049
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	800,420
		2,493,427
Rhode Island 0.1%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	165,153
South Carolina 3.0%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	894,000	872,124
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	2,070,000	2,356,074
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	1,079,454
		4,307,652
Tennessee 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	500,000	531,730
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	590,015
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,138,090
		2,259,835
Texas 18.4%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,053,440
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,052,040
Central Texas, Regional Mobility Authority Revenue, Series A, 5.0%, 1/1/2043	1,500,000	1,612,110
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	259,813
6.0%, 1/1/2041	545,000	646,435
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,123,870
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,191,820
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	688,560
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,481,907
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2045	665,000	752,667
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	2,000,000	2,184,780
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	340,298
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,003,790
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	187,938
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,359,476
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	570,000	490,320
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	555,185
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,168,391
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,301,320
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	165,000	184,292
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	1,000,000	1,110,440
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	1,000,000	1,108,510
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	345,856
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	940,203
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	586,077
		26,729,538
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	1,500,000	1,615,770
Virginia 1.1%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,561,211
Washington 3.4%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	595,000	621,126
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,128,220
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	1,000,000	1,088,240
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	1,000,000	1,149,230
		4,986,816
Wisconsin 2.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	500,000	563,135
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,110,000	1,299,810
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,951,419
		3,814,364
Total Municipal Bonds and Notes (Cost $185,002,040)		207,243,815
Underlying Municipal Bonds of Inverse Floaters (a) 12.5%
Massachusetts 4.1%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035, c (b)	5,000,000	5,922,150
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 18.095%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
New York 4.0%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (b)	5,535,000	5,799,328
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 18.243%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
Tennessee 4.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (b)	5,918,585	6,394,612
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.256%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $17,518,905)		18,116,090
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $202,520,945) †	155.2	225,359,905
Floating Rate Notes (a)	(8.5)	(12,338,378)
Series 2018 MTPS, at Liquidation Value	(48.2)	(70,000,000)
Other Assets and Liabilities, Net	1.5	2,195,004
Net Assets Applicable to Common Shareholders	100.0	145,216,531

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Florida, Tolomato Community Development District, Special Assessment, Series 1	6.55%	5/1/2027	10,000	4,160	10,185
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3 *	6.61%	5/1/2040	165,000	0	2
				4,161	10,188

*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2016.
†	The cost for federal income tax purposes was $188,593,244. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $24,428,283. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,131,714 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,703,431.
(a)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$225,359,905	$—	$225,359,905
Total	$—	$225,359,905	$—	$225,359,905

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016